Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Schedule of receivables
	December 31, 2021	December 31, 2020
Unsecured personal loan receivables	$1	$66
Secured personal loan receivables	77,491	43,804
Loan receivables	77,492	43,870
Instacash receivables	62,783	18,888
Finance receivables	140,275	62,758
Fees receivable	8,366	2,913
Membership receivables	3,099	1,885
Deferred loan origination costs	929	615
Accrued interest receivable	1,072	623
Receivables, before allowance for loan losses	$153,741	$68,794

Schedule of changes in allowance for losses on finance receivables
	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$9,127	$6,613
Provision for loss on receivables	60,749	21,294
Receivables charged off	(75,557)	(39,004)
Recoveries	28,004	20,224
Ending balance	$22,323	$9,127
	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$9,127	$6,613
Provision for loss on receivables	51,975	18,082
Finance receivables charged off	(65,711)	(33,719)
Recoveries	26,234	18,151
Ending balance	$21,625	$9,127
	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$—	$—
Provision for loss on receivables	3,170	1,856
Membership receivables charged off	(3,446)	(3,620)
Recoveries	554	1,764
Ending balance	$278	$—
	Twelve Months Ended December 31,
	2021	2020
Beginning balance	$—	$—
Provision for loss on receivables	5,604	1,356
Fees receivable charged off	(6,400)	(1,665)
Recoveries	1,216	309
Ending balance	$420	$—

Schedule of assessment of the credit quality of finance receivables
	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$122,477	87.3%	$54,247	86.4%

Delinquency:
31 to 60 days	13,397	9.6%	6,148	9.8%
61 to 90 days	4,401	3.1%	2,363	3.8%
Total delinquency	17,798	12.7%	8,511	13.6%
Finance receivables before allowance for loan losses	$140,275	100.0%	$62,758	100.0%
	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$66,514	85.8%	$38,133	86.9%

Delinquency:
31 to 60 days	6,577	8.5%	3,374	7.7%
61 to 90 days	4,401	5.7%	2,363	5.4%
Total delinquency	10,978	14.2%	5,737	13.1%
Loan receivables before allowance for loan losses	$77,492	100.0%	$43,870	100.0%
	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$55,963	89.1%	$16,114	85.3%

Delinquency:
31 to 60 days	6,820	10.9%	2,774	14.7%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	6,820	10.9%	2,774	14.7%
Instacash receivables before allowance for loan losses	$62,783	100.0%	$18,888	100.0%
	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$2,227	71.8%	$1,586	84.1%

Delinquency:
31 to 60 days	514	16.6%	168	9.0%
61 to 90 days	358	11.6%	131	6.9%
Total delinquency	872	28.2%	299	15.9%
Membership receivables before allowance for loan losses	$3,099	100.0%	$1,885	100.0%
	December 31, 2021		December 31, 2020
	Amount	Percent	Amount	Percent
Current	$6,682	79.9%	$2,435	83.6%

Delinquency:
31 to 60 days	1,684	20.1%	478	16.4%
61 to 90 days	—	0.0%	—	0.0%
Total delinquency	1,684	20.1%	478	16.4%
Fees receivable before allowance for loan losses	$8,366	100.0%	$2,913	100.0%